Discontinued Operations (Tables)	3 Months Ended
Nov. 30, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
	For the Three Months Ended
	November 30,	November 30,
	2013	2012
Operating expenses:
General and administrative	$ 36	$ 36
Depreciation and amortization	-	-

Total operating expenses	36	36

Loss from operations	(36)	(36)

Other income (expense):

Total other income (expense)	-	-

Loss from discontinued operations	(36)	(36)
Gain on disposal of discontinued operations	95,564	-

Loss from discontinued operations	95,528	(36)

Less loss attributable to noncontrolling interest	-	(4)

Net loss from discontinued operations	$ 95,528	$ (32)